Organization and Principal Activities	12 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

(a)	Corporate History

The history of Scage Future (the “Company”) and its subsidiaries (collectively, “Scage” or the “Group”) began in June 2019, with the establishment of Nanjing Scage Automobile Technology Co., Ltd. (“Scage Nanjing”). Scage Nanjing and its subsidiaries primarily engage in the development and commercialization of heavy-duty new energy vehicle trucks (“NEV”), and e-fuel solutions in the People’s Republic of China (“PRC” or “China”).

(b)	Reorganization

In preparation for listing in a stock market of the United States, Scage Nanjing and its consolidated subsidiaries undertook a reorganization (“Reorganization”) through the following steps:

–	On December 8, 2021, Scage International Limited (“Scage International”) was incorporated under the laws of the Cayman Islands, as an investment holding company with no operations.

–	On December 21, 2021, VVS International Limited (“Scage BVI”), which is 100% owned by Scage International, was incorporated in British Virgin Islands (the “BVI”), as an investment holding company with no operations.

–	On January 3, 2022, Scage (Hong Kong) Limited (“Scage HK”), which is 100% owned by Scage International through Scage BVI, was incorporated in Hong Kong, as an investment holding company with no operations.

–	On September 22, 2023, Scage HK acquired 100% equity interests of Nanjing Xinneng Hydrogen Automotive Technology Co., Ltd. (“Scage WFOE”).

–	On October 24, 2023, Scage WFOE and Scage HK acquired 73.55% and 26.45% equity interest of Scage Nanjing, respectively, and Scage International indirectly controlled Scage Nanjing and its subsidiaries.

The main purpose of the Reorganization was to establish a Cayman holding company for the existing business of Scage Nanjing and its subsidiaries in preparation for an overseas business combination. Immediately before and after the Reorganization as described above, Scage International and its subsidiaries (collectively, “Scage International Group”) resulting from the Reorganization have always been under the common control of the same majority shareholders group.

(c)	Business Combination

On July 14, 2023, the Company was incorporated under the laws of the Cayman Islands. The Company and its wholly-owned subsidiaries including Hero 1 (“Merger Sub I”) and Hero 2 (“Merger Sub II”), were formed for the purpose of effecting a merger between Finnovate Acquisition Corp. (“Finnovate”) and Scage International Group through a series of transactions (the “Business Combination”), pursuant to the definitive agreement entered into on August 21, 2023 and subsequently amended on June 18, 2024, October 31, 2024, and April 2, 2025 (collectively “Business Combination Agreement”). As a result of the Business Combination, Finnovate and Scage International Group became wholly owned subsidiaries of the Company, with the Company serving as a public listed company whose shares are traded on The Nasdaq Stock Market LLC (“Nasdaq”).

Pursuant to the Business Combination Agreement, the Business Combination was conducted in two steps:

(1)	Merger Sub I merged with and into Scage International (the “First Merger”), with Scage International surviving the First Merger as a wholly-owned subsidiary of the Company, and the outstanding securities of Scage International Group converted into the right to receive securities of the Company.

(2)	Immediately following the First Merger, Merger Sub II merged with and into Finnovate (the “Second Merger”), with Finnovate surviving the Second Merger as a wholly owned subsidiary of the Company, and the outstanding securities of Finnovate converted into the right to receive securities of the Company.

The Business Combination was consummated on June 27, 2025 (the “Closing Date”), and the Company’s securities started trading on the Nasdaq under the ticker symbol “SCAG” and ““SCAGW” on June 30, 2025.

Reverse Recapitalization

The Business Combination was accounted for as a reverse recapitalization (the “Reverse Recapitalization”) in accordance with US GAAP. As a result of the Business Combination, Scage International was deemed the accounting acquirer, based on the following factors:

●	Scage International’s former shareholders hold a majority ownership interest in the Company;

●	Scage International’s former shareholders have the right to nominate, appoint and remove the majority of the members on the board of directors of the Company;

●	Scage International’s existing senior management team comprises senior management of the Company;

●	Scage International is the larger entity in terms of substantive operations and employee base; and

●	Scage International’s operations comprise the ongoing operations of the Company.

Accordingly, for accounting purposes, the financial statements of the post-combination company represent a continuation of the financial statements of Scage International. Finnovate was treated as the “acquired” company for accounting purposes. As Finnovate does not meet the definition of a “business” for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Scage International issuing shares for the net assets of Finnovate, accompanied by a recapitalization. The net assets of Finnovate were stated at historical cost, with no goodwill or other intangible assets recorded. The consolidated financial statements reflect (i) the historical operating results of Scage International Group prior to the Reverse Recapitalization; (ii) the combined results of the Company and Scage International Group following the closing of the Reverse Recapitalization; (iii) the assets and liabilities of Scage International Group at their historical cost; and (iv) the Company’s equity structure for all periods presented.

All of the ordinary shares and convertible redeemable preferred shares of Scage International that were issued and outstanding immediately prior to the Reverse Recapitalization were cancelled and converted into an aggregate of 67,482,407 ordinary shares of the Company, which has been restated retrospectively to reflect the equity structure of the Company.

The consolidated statements of changes in shareholders’ deficit for the years ended June 30, 2024 and 2023 were also adjusted retrospectively to reflect these changes. The weighted average number of ordinary shares outstanding used in computing loss per ordinary share - basic and diluted was adjusted retrospectively from 104,766,463 and 104,766,463 to 50,716,451 and 50,716,451 for the years ended June 30, 2024 and 2023, respectively.

Net loss per share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio. The par value of ordinary shares changed from $0.00001 to $0.0001, and the par value of ordinary shares, additional paid-in capital and share data were adjusted retrospectively for the years ended June 30, 2024 and 2023, respectively.

The loss per ordinary share before and after the retrospective adjustments of comparative historical period are as follows:

	For the years ended June 30,
	2024		2023
Loss per ordinary share	Before Adjustment	After Adjustment	Before Adjustment	After Adjustment
—Basic and diluted	$(0.07)	$(0.15)	$(0.09)	$(0.19)

As of June 30, 2025, the Company’s major subsidiaries are as follows:

Name	Controlled by	Date of Incorporation	Percentage of Effective Ownership	Principal Activities
Scage International	The Company	December 8, 2021	100%	Investment holding
Finnovate	The Company	March 15, 2021	100%	Investment holding
Scage BVI	Scage International	December 21, 2021	100%	Investment holding
Scage HK	Scage BVI	January 3, 2022	100%	Investment holding
Scage U.S. Corporation (“Scage US”)	Scage HK	February 21, 2024	100%	Investment holding
Scage WFOE	Scage HK	December 1, 2021	100%	Investment holding
Scage Nanjing	Scage WFOE	June 3, 2019	100%	Research and development of new energy vehicle technology, electronic devices and machinery; wholesale and retail of new energy vehicle, production and testing equipment, auto parts, electronic devices; vehicle rental, etc.
Nanjing Scage Intelligent Technology Co., Ltd. (“Scage Intelligent Nanjing”)	Scage Nanjing	May 17, 2021	100%	Vehicle rental, propose to engage in vehicle research and development, trial production, road test and other services and to cooperate with other entities on research and development according to the operation needs in the future
Scage (Beijing) Automotive Technology Co., Ltd. (“Scage Beijing”)	Scage Nanjing	April 12, 2021	100%	No actual operation, propose to engage in research and development of battery in the future
Scage (Shanghai) New Energy Technology Co., Ltd. (“Scage Shanghai NET”)	Scage Nanjing	July 13, 2021	51%	No actual operation, propose to engage in new energy business in the future
Scage (Shanghai) Hydrogen Energy Technology Co., Ltd. (“Scage Shanghai HET”)	Scage Nanjing	August 10, 2021	69.5%	Solid oxide electrolyzer and clean energy system development, renewable energy system and integrated energy system solution design and development in the future
Xinjiang Scage Chuangyuan Automobile Technology Co., Ltd. (“Scage Xinjiang”)	Scage Nanjing	May 20, 2021	100%	Vehicle wholesale and retail
Hunan Scage Automobile Technology Co., Ltd. (“Scage Hunan”)	Scage Nanjing	December 20, 2021	51%	No actual operation, propose to engage in vehicle wholesale and retail in the future
Beijing Scage Future Automobile Co., Ltd. (“Scage Future Beijing”)	Scage HK	December 13, 2023	96%	No actual operation, propose to engage in new energy business in the future